Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Dec. 31, 2025
Geographical information
Revenues from external customers	$ 415.4	$ 392.1	[1]
Finance costs	(110.7)	(93.1)	[1]
Finance income	116.6	18.3	[1]
Income before taxation	117.2	91.0	[1]
Segment assets	4,665.7			$ 4,489.6
Total liabilities	4,689.4			$ 4,579.4
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement	17.5	0.0
Expenses related to strategic initiatives and operating systems	7.0	1.5
Discontinued operations
Geographical information
Revenues from external customers	51.8	47.5
Finance costs	(14.3)	(21.2)
Finance income	9.9	2.2
Income before taxation	2.8	(21.8)
Impairment loss	29.9	0.0
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	297.8	286.5
Unallocated corporate expenses	(29.1)	(33.9)
Finance costs	(125.0)	(114.3)
Depreciation and amortization	(55.8)	(89.4)
Share-based payment expense	(23.9)	(5.5)
Other costs	(24.5)	(3.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(32.8)	(2.0)
Business combination costs	(9.2)	(0.9)
Insurance claims		0.1
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	1.5	(1.2)
Net impairment loss/(reversal) of withholding tax receivables	(5.5)	12.4
Finance income	126.5	20.5
Cost of sales
Geographical information
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2.4)	(0.9)
Nigeria
Geographical information
Revenues from external customers	285.0	271.4
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	285.0	271.4
Segment Adjusted EBITDA	182.6	179.2
SSA
Geographical information
Revenues from external customers	130.4	120.7
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	130.4	120.7
Segment Adjusted EBITDA	77.6	71.7
Latam | Discontinued operations
Geographical information
Revenues from external customers	51.8	47.5
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	51.8	47.5
Segment Adjusted EBITDA	$ 37.6	$ 35.6

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.